Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset	$ 383.8		$ 663.9
Contract assets, transfer to accounts receivable	141.4		$ 357.4
Performance obligation satisfied in previous period	$ 471.1	$ 400.5